General information	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
General information

Seadrill Limited is incorporated in Bermuda and is a publicly listed company on the New York Stock Exchange and the Oslo Stock Exchange. We provide offshore drilling services to the oil and gas industry. As of December 31, 2013 the Company owned and operated 45 offshore drilling units and had 24 units under construction. Our fleet consists of drillships, jack-up rigs, semi-submersible rigs and tender rigs for operations in shallow and deepwater areas, as well as benign and harsh environments.

As used herein, and unless otherwise required by the context, the term "Seadrill" refers to Seadrill Limited and the terms "Company", "we", "Group", "our" and words of similar import refer to Seadrill and its consolidated companies. The use herein of such terms as group, organization, we, us, our and its, or references to specific entities, is not intended to be a precise description of corporate relationships.

Basis of presentation

The financial statements are presented in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). The amounts are presented in United States dollar (U.S. dollar) rounded to the nearest million, unless otherwise stated.

The accompanying consolidated financial statements present the financial position of Seadrill Limited, the consolidated subsidiaries and the group's interest in associated entities. Investments in companies in which the Company controls, or directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities of which the Company is deemed to be the primary beneficiary.

The accounting policies set out below have been applied consistently to all periods in these consolidated financial statements, unless otherwise noted.

Basis of consolidation

The consolidated financial statements include the assets and liabilities of the Company, its majority owned and controlled subsidiaries and certain variable interest entities, ("VIE"s) in which the Company is deemed to be the primary beneficiary. All intercompany balances and transactions have been eliminated on consolidation.

A variable interest entity is defined as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest. U.S. GAAP requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1)the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2)the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Investment in companies in which we hold an ownership interest of between 20% and 50%, and over which we exercise significant influence, but do not consolidate, are accounted for using the equity method. The Company records its investments in associated companies and its share of earnings or losses in the consolidated statements of operations as "Share in results from associated companies." The excess, if any, of purchase price over book value of the Company's investments in equity method investees is included in the accompanying consolidated balance sheets in "Investment in associated companies."

Investments in companies in which our ownership is less than 20% are valued at fair value unless it is not possible to estimate fair value, then the cost method is used.

Intercompany transactions and internal sales have been eliminated on consolidation. Unrealized gains and losses arising from transactions with associates are eliminated to the extent of the Company's interest in the entity.